Balance Sheet and Reserve Movement of the Company (Tables)	12 Months Ended
Dec. 31, 2020
Balance sheet and reserve movement of the Company [abstract]
Balance sheet of the Company

	As at 31 December 2019	As at 31 December 2020
	RMB’000	RMB’000
Assets

Non-current assets
Property, plant and equipment	11,101,389	11,279,484
Right-of-use assets	319,434	296,371
Investment properties	397,573	396,676
Construction in progress	1,814,985	1,694,937
Investments in subsidiaries	1,848,328	2,048,328
Investments accounted for using the equity method	4,476,683	4,594,451
Deferred tax assets	138,648	238,040
Time deposits with banks	3,511,234	7,042,840
Other non-current assets	455,391	402,304

	24,063,665	27,993,431

Current assets
Inventories	6,368,389	3,685,456
Financial assets at fair value through other comprehensive income	669,889	735,262
Financial assets at fair value through profit or loss	3,318,407	—
Trade receivables	2,114	1,484
Other receivables	12,627	6,447
Prepayments	3,099	6,559
Amounts due from related parties	1,354,793	975,952
Cash and cash equivalents	5,754,440	5,460,067
Time deposits with banks	1,508,839	4,049,441

	18,992,597	14,920,668

Total assets	43,056,262	42,914,099

	As at 31 December 2019	As at 31 December 2020
	RMB’000	RMB’000
Equity and liabilities
Equity attributable to owners of the Company
Share capital	10,823,814	10,823,814
Reserves (a)	18,620,152	17,697,677

Total equity	29,443,966	28,521,491

Liabilities

Non-current liabilities
Lease liabilities	8,860	1,911
Deferred income	10,005	13,433

	18,865	15,344

Current liabilities
Borrowings	1,500,000	1,500,000
Short-term bonds	—	3,017,811
Lease liabilities	10,059	7,897
Contract liabilities	597,688	423,838
Trade and other payables	2,420,912	2,287,762
Amounts due to related parties	5,104,639	3,507,497
Current tax liabilities	3,558,441	3,392,922
Staff salaries and welfares payable	183,912	239,537
Income tax payable	217,780	—

	13,593,431	14,377,264

Total liabilities	13,612,296	14,392,608

Total equity and liabilities	43,056,262	42,914,099

Reserve movement of the Company

	Legal Surplus	Capital surplus	Surplus reserve	Other reserve	Hedging	Share premium	Safety production fund	Retained earnings	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Balance at 1 January 2019	4,072,476	4,180	101,355	10,389	—	106,846	57,135	14,965,864	19,318,245

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	—	2,000,410	2,000,410
Dividends proposed and approved	—	—	—	—	—	—	—	(2,705,952)	(2,705,952)
Share of other comprehensive loss of investments accounted for using the equity method	—	—	—	7,449	—	—	—	—	7,449

Balance at 31 December 2019	4,072,476	4,180	101,355	17,838	—	106,846	57,135	14,260,322	18,620,152

Net profit attributable to shareholders of the Company	—	—	—	—	—	—	—	387,895	387,895
Dividends proposed and approved	—	—	—	—	—	—	—	(1,298,858)	(1,298,858)
Appropriation of safety production fund	—	—	—	—	—	—	88,462	(88,462)	—
Change in fair value of hedging instruments	—	—	—	—	(63,840)	—	—	—	(63,840)
Reclassified to cost of inventory	—	—	—	—	63,840	—	—	—	63,840
Share of other comprehensive income of investments accounted for using the equity method	—	—	—	(11,512)	—	—	—	—	(11,512)

Balance at 31 December 2020	4,072,476	4,180	101,355	6,326	—	106,846	145,597	13,260,897	17,697,677